OTHER ACCRUED LIABILITIES - Conditional advances (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
OTHER ACCRUED LIABILITIES.
2026	€ 19
2027	19
2028	19
2030 and thereafter	378
Total	€ 436	€ 463